BANK OF AMERICA AUTO TRUST
SERIES 2010-2

			Distribution Package					Contact:
								Mary Ann Turbak
								Trust Officer
								312-332-7531
Distribution Date: Oct 15, 2013								maryann.turbak@usbank.com

Distribution Package Includes:					Issuance Dates

- Payment Date Statement						First Distribtion Date:		July 15, 2010
Statement to Certificate Holders and Factors				2		Settlement Date:		June 24, 2010
Distribution Detail				3-6
						Cutoff Date:		May 31, 2010

					Issuance Parties

						Servicer(s):		Bank of America, National Association

						Indenture Trustee:		U.S. Bank National Association

						Owner Trustee:		Wilmington Trust Company

						Underwriter(s):		Bank of America Securities LLC, Barclays Capital Inc., Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, and RBS Securities Inc.

					Contact

						Name:	Mary Ann Turbak
						Title:	Trust Officer
						Phone:	312-332-7531
						Mobile:
						Fax:
						Email:	maryann.turbak@usbank.com
						Address:	190 S. LaSalle Street, 7th Fl.; Chicago, IL 60603

						Website:	www.usbank.com/abs
*See the Prospectus Supplement for definitions.

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		October 15, 2013				maryann.turbak@usbank.com

I, II Note Payments and Factors
	Original	Beginning	Principal	Interest	Total	Ending	Ending
Class	Face Value	Balance	Distribution	Distribution	Distribution	Balance	Note Factor
A-1	$340,005,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-2	$240,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-3	$481,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	-
A-4	$191,126,000.00	$71,199,332.26	$13,574,722.60	$115,105.59	$13,689,828.19	$57,624,609.66	0.30150063
Total Notes	$1,252,131,000.00	$71,199,332.26	$13,574,722.60	$115,105.59	$13,689,828.19	$57,624,609.66
Certificate*	$97,876,411.97	$97,875,537.37	$0.00	$459,385.11	$459,385.11	$97,875,537.37	0.99999106
Total	$1,350,007,411.97	$169,074,869.63	$13,574,722.60	$574,490.70	$14,149,213.30	$155,500,147.03

AMOUNTS PER $1,000 UNIT

		Beginning	Principal	Interest	Total	Ending
Class	Cusip	Balance	Distribution	Distribution	Distribution	Balance	Interest Rate
A-1	06052MAA3	$0.00000000	$0.00000000	$0.00000000	$0.00000000	$0.00000000	0.61940%
A-2	06052MAB1	$0.00000000	$0.00000000	$0.00000000	$0.00000000	$0.00000000	0.91000%
A-3	06052MAC9	$0.00000000	$0.00000000	$0.00000000	$0.00000000	$0.00000000	1.31000%
A-4	06052MAD7	$372.52562321	$71.02499189	$0.60224977	$71.62724166	$301.50063132	1.94000%
Certificate*		$999.99106424	$0.00000000	$4.69352218	$4.69352218	$999.99106424	0.00000%
*Notional Balance

Page 2 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		October 15, 2013				maryann.turbak@usbank.com

Collection Period #							40
Record Date							October 11, 2013
Determination Date							October 4, 2013
Payment Date							October 15, 2013

III. Overcollateralization Amount

A. Initial Overcollateralization Amount							$97,876,411.97
B. Beginning Overcollateralization Amount							$97,875,537.37
C. Target Overcollateralization Amount							$97,875,537.37
D. Ending Overcollateralization Amount							$97,875,537.37

IV. Reserve Account

A. Specified Reserve Account Balance							$3,375,018.53
Beginning Balance							$3,375,018.53
B. Reserve Account Draw Amount							$0.00
Reserve Account Excess Amount							$0.00
C. Reserve Account Deposit							$0.00
Ending Balance net of withdrawls and deposits							$3,375,018.53

D. Reserve Fund Investment Income							$0.00

VI, XIII, XIV. Receivable Pool Information

Pool Factor as of end of Collection Period							0.115184662

Pool Balance as of the Cut-off Date							$1,350,007,411.97
Beginning Pool Balance							$169,074,869.63
Ending Pool Balance							$155,500,147.03

Beginning Weighted Average APR							5.1829003%
Ending Weighted Average APR							5.1734232%

Beginning Weighted Average Remaining Term (months)							22.5407476
Ending Weighted Average Remaining Term (months)							21.7533942

Beginning # of Receivables							20,988
Ending # of Receivables							20,051

Monthly Prepayment Speed (% ABS)							1.23%

Page 3 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		October 15, 2013				maryann.turbak@usbank.com

VII. Servicing Fee

A. Current Servicing Fee Due							$140,895.72
B. Servicing Fee Unpaid from Prior Period							$0.00
C. Total Servicing Fee Paid							$140,895.72
D. Ending Servicing Fee Unpaid (A+B-C)							$0.00

VIII. Accrued Note Interest Distribution

			Beginning	Interest on			Ending
			Interest	Interest	Interest	Interest	Interest
		Monthly	Carryover	Carryover	Distributable	Distributable	Carryover
Class	Rate	Interest	Shortfall	Shortfall	Amount	Amount Paid	Shortfall
A-1	0.61940%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-2	0.91000%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-3	1.31000%	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A-4	1.94000%	$115,105.59	$0.00	$0.00	$115,105.59	$115,105.59	$0.00

IX. Repurchased Receivables

Aggregate Repurchase price							$0.00

X. Delinquency Information

A. Delinquency Information						% of Cut-off Date
	*Delinquency			Count	Principal	Pool Balance
	1-29 days			942	$6,896,946.73	0.51088%
	30-59 days			126	$817,706.96	0.06057%
	60-89 days			38	$140,308.14	0.01039%
	90+ days			17	$67,856.73	0.00503%
	Total			1,123	$7,922,818.56	0.58687%

XI, XII. Defaulted and Loss Information						% of Cut-off Date
				Count	Principal	Pool Balance
	Defaulted Monthly Receivables*			21	$141,777.69	0.01050%
	Cumulative Defaulted Receivables*			1,046	$11,142,791.16	0.82539%

	Aggregate Monthy Liquidation Proceeds				$113,488.73	0.00841%
	Cumulative Liquidation Proceeds				$7,187,916.81	0.53244%

	Aggregate Monthy Net Loss				$28,288.96	0.00210%
	Cumulative Net Losses				$3,954,874.35	0.29295%

	*The loan ‘Count’ reflects only loans that have been fully charged-off. The ‘Principal’ includes both full and partial charge-off balances.

Page 4 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		October 15, 2013				maryann.turbak@usbank.com

V, XVI, XVII, XVIII. Collections, Available Funds, and Disbursements

A. Available Funds

	1. Collections
		a. Scheduled Principal Payments					$8,747,792.44
		b. Prepaid Principal Payments (other than Liquidation Proceeds)					$4,685,152.47
		c. Repurchased Principal					$0.00
		d. Total Principal Payments (a+b+c)					$13,432,944.91
		e. Interest Collections					$743,675.38
		f. Liquidation Proceeds					$113,488.73
		g. Total Collections (d+e+f)					$14,290,109.02

	2. Additional Funds
		a. Reserve Fund Investment Income					$0.00
		b. Reserve Fund Net Withdrawl					$0.00
		c. Net Swap Receipts					$0.00
		d. Total Additional Funds					$0.00

	3. Total Available Funds
		a. Total Collections					$14,290,109.02
		b. Additional Funds (includes Collection Account Investment Income)					$0.00
		c. Total Available Funds					$14,290,109.02

B. Disbursements

		a. Servicer Fees, Expenses, and Indemnities					$140,895.72
		b. Net Swap Counterparty Payment (if applicable)					$0.00
		c. Interest Payment on Class A Notes					$115,105.59
		d. First Allocation of Principal					$0.00
		e. Reserve Fund Net Deposit					$0.00
		f. Regular Allocation of Principal					$13,574,722.60
		g. Pro-Rata, for payment of expenses and indemnities, to
		1. Indenture Trustee					$0.00
		2. Owner Trustee					$0.00
		3. Securities Administrator					$0.00
		4. Administrator					$0.00
		5. Servicer					$0.00
		h. Payments to Certificateholders					$459,385.11
		i. Total Disbursements					$14,290,109.02

C. Reconciliation
	1. Total Credits						$14,290,109.02
	2. Total Disbursements						$14,290,109.02
	3. Reconciliation (1-2)						$0.00

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BANK OF AMERICA AUTO TRUST
SERIES 2010-2

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		October 15, 2013				maryann.turbak@usbank.com

XIX, XX. Modifications and Breaches

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging,
re-structuring, partial payments or other practices on delinquency and loss experience?							No

2. Have there been any material modifications, extensions or waivers to Receivables terms,
fees, penalties or payments during the Collection Period?							No

3. Have there been any material breaches of representations, warranties or covenants
contained in the Receivables?							No

4. Has there been an issuance of notes or other securities backed by the Receivables?							N/A

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